Restatement of Financial Statements	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statements

Note 3. Restatement of Financial Statements

Management of the Company re-evaluated its accounting for year ending December 31, 2023, the Company determined to restate its previously issued financial statements as of December 31, 2023 to correct accounting errors related to goodwill, current assets, revenue, and equity.

The following tables summarize the effect of the restatements on the specific items presented in our previously reported financial statements:

LOTTERY.COM INC.

CONSOLIDATED BALANCE SHEETS (RESTATED)

	Fiscal Year Ended December 31, 2023
	As Previously				As
	Reported	Adjustments			Restated
ASSETS
Cash	$359,826	$			$359,826
Accounts receivable	24,241				24,241
Prepaid expenses	19,020,159				19,020,159
Other current assets	825,948		81,684	(1)	907,632
Notes receivable	2,000,000				2,000,000
Investments	250,000				250,000
Goodwill	12,880,558		(1,653,067)	(2)	11,227,491
Intangible assets, net	17,681,874				17,681,874
Property and equipment, net	21,309				21,309
Other long term assets	12,884,686				12,884,686
Total Assets	$65,948,601		$(1,571,383)	(1)(2)	$64,377,218

LIABILITIES AND STOCKHOLDERS’ EQUITY
Trade payables	8,009,534		(17,732)	(3)	7,991,802
Deferred revenue	357,143				357,143
Notes payable – current	6,075,594		(48,925)	(4)	6,026,669
Accrued interest	867,236		(8,361)		858,875
Accrued and other expenses	11,519,474		(160,426)	(5)	11,359,048
Other liabilities	1,070,233		96,878	(6)	1,167,111
Total current liabilities	27,899,214		(138,566)		27,760,648
Total liabilities	27,899,214		(138,566)	(3) to (6)	27,760,648
Common Stock	2,877				2,877
Additional paid in capital	269,690,569				269,690,569
Accumulated other comprehensive loss	(144,729)		53,062	(7e)	(91,667)
Accumulated deficit	(233,759,640)		1,346,566	(1) to (7)	(235,106,206)
Noncontrolling interest	2,260,310		(139,881)	(7f)	2,120,429
Total Lottery.com Inc. stockholders’ equity	38,049,387		1,432,817	(1) to (7)	36,616,002
Total liabilities and stockholders’ equity	$65,948,601		$(1,571,383)		$64,377,218

The accompanying notes are an integral part of these consolidated financial statements.

LOTTERY.COM INC.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (RESTATED)

	Year Ended December 31,
	2023			2023
	(As Previously Reported)	Adjustments		(As Restated)
Revenue	$6,482,638	504,836	(7a)	$6,987,474
Cost of revenue	5,545,531	121,013	(7b)	5,666,544
Gross margin	937,107	383,823	(7c)	1,320,930
Operating expenses:	25,119,831	1,368,215	(7)	26,488,046
Loss from operations	(24,182,724)	(984,382)	(7)	$(25,167,116)

Net loss before income tax	$(24,702,722)	-		$(25,679,655)
Income tax expense (benefit)	-	60,000	(8)	60,000
Net Loss	$(24,702,722)			$(25,739,655)
Other comprehensive loss
Foreign currency translation adjustment, net	(34,256)	36,017	(7g)	(70,273)
Comprehensive loss	(24,736,978)			(25,809,928)
Net income attributable to noncontrolling interest	72,227	200,386	(7h)	272,613
Net loss attributable to Lottery.com Inc.	(24,664,751)			(25,537,315)

Net loss per common share
Basic and diluted	$(9.12)			$(9.84)

Weighted average common shares outstanding
Basic and diluted	2,704,032			2,596,493

The accompanying notes are an integral part of these consolidated financial statements.

LOTTERY.COM INC.

CONSOLIDATED STATEMENTS OF EQUITY

FOR THE YEAR ENDING DECEMBER 31, 2023 and 2022

(RESTATED)

					Accumulated	Total
	Common Stock		Additional Paid-In	Accumulated	Other Comprehensive	AutoLotto Inc. Stockholders’	Noncontrolling	Total Stockholder’s
	Shares	Amount	Capital	Deficit	Income	Equity	Interest	Equity

Balance as of December 31, 2021	2,512,816	2,513	239,406,387	(148,188,138)	(655)	91,220,107	2,780,092	94,000,253

Issuance of common stock
upon stock option exercise	3,006	3	(57)	-	-	(54)	-	(54)
Issuance of common stock for legal settlement	3,000	3	241,737	-	-	241,740	-	241,740
Stock based compensation	8,224	8	27,949,249	-	-	27,949,257	-	27,949,257
Other comprehensive loss	-	-	-	-	4,277	4,277	-	4,277
Comprehensive loss	-	-	-	(59,999,072)	-	(59,999,072)	(379,916)	(60,378,988)
Balance as of December 31,2022	2,527,045	$2,527	$267,597,370	$(208,187,210)	$3,622	$59,416,309	$2,400,176	$61,816,485

Stock based compensation	350,000	$350	$2,093199	-	-	$2,093,549	-	$2,093,549
Other comprehensive loss	-	-	-	-	(70,273)	(70,273)	-	(70,273)
Prior period adjustments made to accumulated deficit				(1,381,681)	(25,016)	(1,406,413)	(7,135)	(1,413,548)
Comprehensive loss	-	-	-	(25,537,315)	-	(25,537,315)	(272,612)	(25,809,928)
Balance as of December 31, 2023	$2,877,045	$2,877	$269,690,569	$(235,106,206)	$(91,667)	$34,495,573	$2,120,429	$36,616,002

The accompanying notes are an integral part of these restated consolidated financial statements.

LOTTERY.COM INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2023			2023
	(As Previously
	Reported)	Adjustments		(As Restated)

Cash flow from operating activities
Net loss attributable to Lottery.com Inc.	$(24,664,751)	$(872,564)	(7a) to (7c)	$(25,537,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Net income attributable to noncontrolling interest	(72,227)	351,974	(7h)	279,747
Depreciation and amortization	4,498,477	1,192,902	(7)	5,691,379
Stock-based compensation expense	2,093,199			2,093,199
Loss on impairment of intangibles	7,510,000	(799,800)	(2)	6,710,200

Changes in assets & liabilities:
Accounts receivable	184,406			184,406
Prepaid expenses	389,164			389,164
Other current assets	(107,398)	(81,684)	(1)	(189,082)
Trade payables	401,901	(17,732)	(3)	384,169
Deferred revenue	(107,143)			(107,143)
Accrued interest	383,064	(8,361)		374,703
Accrued and other expenses	6,892,501	89,918	(5)	6,982,419
Other liabilities	445,205	96,878	(6)	542,083
Other long term assets	125,000			125,000
Prior period adjustments to Accumulated Deficit	0	32,151	(8)	(32,151)
Net cash provided by operating activities	(2,028,602)	80,620		(2,109,222)

Cash flow from investing activities
Net cash used in investing activities	-			-

Cash flow from financing activities
Proceeds from issuance of notes payable	2,319,918	48,925	(4)	2,270,993
Net cash provided by financing activities	2,319,918		(7g)	2,270,993
Effect of exchange rate changes on cash	(34,256)	129,545		95,289
Net change in net cash and restricted cash	257,060			257,060
Cash and restricted cash at beginning of period	102,766			102,766
Cash and restricted cash at end of period	359,826			359,826

The specific explanations for the items noted above in the restated financial statements are as follows:

15.	After reexamination of funding provided by UCIL, it was determined that payments made by UCIL for deposits toward the acquisition of Nook had not been recorded by the Company. Such payments have been recorded as an asset for deposits for acquisition and as an increase to the balance of the convertible note owed to UCIL.
16.	In connection with completion of the tax provision for 2023, a transaction which had been recorded in 2021 was reevaluated and a decision was made that it should not have been recorded and should be reversed. Specifically, at the end of 2021, a decision was made to increase goodwill related to the acquisition of Global Gaming Enterprises, Inc. due to an incorrect conclusion that “an adjustment should be made to goodwill for the recording of related deferred tax liabilities as the Company released $1.6 million of valuation allowance since the additional deferred tax liabilities represent a future source of taxable income”. This approach improperly accelerated the effects of future amortization of intangible assets related to Global Gaming, resulting in inappropriately releasing part of a valuation allowance for deferred taxes which is not in compliance with GAAP. At that time, the Company recorded an increase to goodwill for Global Gaming and an income tax benefit each in the amount of $1,653,067. We have reversed this transaction by reducing goodwill for Global Gaming by $1,653,067 and have increased accumulated deficit to remove the income tax benefit which was incorrectly recorded for year ended December 31, 2021.
17.	In connection with a review of UCIL, it was also determined that UCIL had paid the open balance owed to two vendors. The correction recorded was a decrease to accounts payable and an increase to the loan from UCIL.
18.	Woodford Debt

a.	Upon further review of amounts recorded as convertible debt from Woodford during the first half of 2023 a determination was made that certain amounts had been incorrectly credited to Woodford, and inadvertently recorded as additional operating expenses. This was corrected by reducing the balance for convertible debt from Woodford and reducing operating expenses.
b.	The item described in (1) above resulted in an increase to convertible debt from UCIL by $81,464.
c.	The net effect of these corrections was an increase in Convertible debt by $48,925

19.	In connection with additional review of balance sheet accounts, it was determined that certain items had been over accrued. As a result, we reduced accrued and other expenses.
20.	Further review of funding amounts received from third parties in the first half of 2023 resulted in certain reclassifications that increased other liabilities.
21.	After the 10-K for the year ended December 31, 2023 was filed, it was determined that an error had occurred in consolidating results of operations such that only the fourth quarter of 2023 had been included for Global Gaming and the first through third quarters for Global Gaming were inadvertently omitted. It was also determined that there were some issues with calculations and exchange rates and related to non-controlling interest. These issues were corrected by:

16.	Increasing revenue to include the first through third quarters of 2023 for Global Gaming.
17.	Increasing cost of revenue to include the first through third quarters of 2023 for Global Gaming.
18.	The effect of 7.a. and 7.b was a net increase to gross margin
19.	Increasing operating expenses to include the first through third quarters of 2023 for Global Gaming.
20.	A correction was made to accumulated and other comprehensive loss in connection with the changes described here in item 7.
21.	A correction was made to non-controlling interest in connection with the changes described here in item 7.
22.	A correction was made to foreign currency translation adjustment, net in connection with the changes described here in item 7.
23.	A correction was made to net income attributable to non-controlling interest in connection with the changes described here in item 7.

17.	In connection with completion of the tax provision for the year ended December 31, 2023, it was determined that: there would be state taxes owed to Texas in connection with the lottery ticket sales that occurred in April; there may be taxes owed to other states; the existence of multiple legal entities appears to result in state taxes being owed by more than one entity from a consolidated perspective. As a result, we recorded an estimate of $60,000 as an expense for state taxes and as an addition to accrued taxes payable.